LEASES - Lessor - Lease Rental Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Direct financing leases	¥ 25,688	$ 3,618	¥ 42,295
Sales-type leases	22,237	3,132	772
Current assets	47,925	6,750	43,067
Non-current assets:
Direct financing leases			30,682
Sales-type leases	314	44	9,506
Non-current assets	314	44	40,188
Net investment in direct financing and sales-type leases	¥ 48,239	$ 6,794	¥ 83,255